Equity (Details) $ / shares in Units, ₪ in Thousands, $ in Thousands												12 Months Ended
	Jul. 08, 2020 ILS (₪) shares	Jul. 08, 2020 USD ($) $ / shares shares	May 15, 2020 shares	Jul. 16, 2019	Jun. 13, 2019 ILS (₪) shares	Jun. 13, 2019 USD ($) shares	Jun. 24, 2015 ILS (₪) shares	Jun. 24, 2015 USD ($) shares	May 15, 2015 ILS (₪)	May 12, 2015 ILS (₪) shares	May 12, 2015 USD ($) $ / shares shares	Dec. 31, 2020 ILS (₪) shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares	Dec. 31, 2020 $ / shares	Jun. 11, 2020 $ / shares	Apr. 30, 2018 $ / shares
Equity (Details) [Line Items]
Number of shares issued					334,520	334,520					76,400,000
Warrants exercised										2,038,000	2,038,000	27,044,720
Exercise price per share (in Dollars per share) | $ / shares											$ 6.25
Consideration of options issued					₪ 188	$ 53				₪ 36,607	$ (9,382)	₪ 14,790
Offering expenses (in New Shekels) | ₪									₪ 4,860	₪ 5,576
Underwriters warrants granted										95,500	95,500
Increase in equity shares (in New Shekels) | ₪									26,417
Issuance expenses (in New Shekels) | ₪							₪ 134
Revaluation of warrants			540,639,000									(14,467,000)	(11,400,000)	2,009,000
Public offering, description				the Company closed a public offering and issued 3,057,466 NASDAQ listed ADSs (equivalent to 122,298,640 Ordinary shares) and 18,298,898 Ordinary shares (equivalent to 457,472 NASDAQ listed ADSs) in consideration of $ 20,000 (approximately NIS 71,300 million) to a number of investors.
Exercise price per share (in Dollars per share) | $ / shares															$ 6.25	$ 7.28	$ 7.98
Warrant shares												676,118
Angels Investments in High Tech Ltd. [Member]
Equity (Details) [Line Items]
Public offering, description				As part of this public offering, Angels Investments in High Tech Ltd. (“AIHT”) exercised their option to purchase, under the same terms of the public offering, 2,203,640 ADSs and 141,538 Ordinary shares offered in the public offering that were not purchased by other shareholders. In total, the investment through AIHT in this offering was approximately $ 16,670, making AIHT a controlling shareholder (as defined under the Israeli Companies Law) with a holding of about 42% in BiondVax.
Warrants [Member]
Equity (Details) [Line Items]
Offering expenses (in New Shekels) | ₪									1,197
Liability warrants (in New Shekels) | ₪									₪ 7,398
American Depository Shares [Member]
Equity (Details) [Line Items]
Number of shares issued					8,363	8,363
Warrants exercised	240,000	240,000										24,462,600
Consideration of options issued	₪ 166	$ 48
Additional shares issued							110,000	110,000
Gross consideration offering amount							₪ 2,069	$ (530)
Revaluation of warrants												4,298,000
Number of options issued	6,000	6,000
Exercise price per share (in Dollars per share) | $ / shares		$ 7.98													$ 6.25	$ 8.076
Warrant shares												611,565